Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	49
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$321,355.64

Principal:
Principal Collections	$6,081,388.92
Prepayments in Full	$1,971,455.91
Liquidation Proceeds	$57,466.53
Recoveries	$25,128.90
Sub Total	$8,135,440.26
Collections	$8,456,795.90

Purchase Amounts:
Purchase Amounts Related to Principal	$148,988.23
Purchase Amounts Related to Interest	$761.13
Sub Total	$149,749.36

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$8,606,545.26

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	49
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$8,606,545.26
Servicing Fee	$66,652.16	$66,652.16	$0.00	$0.00	$8,539,893.10
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$8,539,893.10
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$8,539,893.10
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$8,539,893.10
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$8,539,893.10
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,539,893.10
Interest - Class B Notes	$24,158.03	$24,158.03	$0.00	$0.00	$8,515,735.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,515,735.07
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$8,486,794.07
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$8,486,794.07
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$8,446,890.57
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$8,446,890.57
Regular Principal Payment	$8,229,615.19	$8,229,615.19	$0.00	$0.00	$217,275.38
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$217,275.38
Residual Released to Depositor	$0.00	$217,275.38	$0.00	$0.00	$0.00
Total		$8,606,545.26

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$8,229,615.19
Total					$8,229,615.19
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$8,229,615.19	$208.56	$24,158.03	$0.61	$8,253,773.22	$209.17
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$8,229,615.19	$6.13	$93,002.53	$0.07	$8,322,617.72	$6.20

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	49

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$26,116,789.26	0.6618548	$17,887,174.07	0.4532989
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$78,736,789.26	0.0586795	$70,507,174.07	0.0525463

Pool Information
Weighted Average APR	4.751%	4.826%
Weighted Average Remaining Term	16.89	16.29
Number of Receivables Outstanding	12,678	11,954
Pool Balance	$79,982,587.31	$71,577,039.81
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$78,736,789.26	$70,507,174.07
Pool Factor	0.0591088	0.0528969

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$6,765,708.76
Yield Supplement Overcollateralization Amount	$1,069,865.74
Targeted Overcollateralization Amount	$1,069,865.74
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$1,069,865.74

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	49
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		66	$146,247.91
(Recoveries)		109	$25,128.90
Net Loss for Current Collection Period			$121,119.01
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.8172%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.8538%
Second Preceding Collection Period			0.5751%
Preceding Collection Period			(0.2049)%
Current Collection Period			1.9180%
Four Month Average (Current and Preceding Three Collection Periods)			0.7855%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,109	$10,225,373.82
(Cumulative Recoveries)			$2,253,124.12
Cumulative Net Loss for All Collection Periods			$7,972,249.70
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5892%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,001.44
Average Net Loss for Receivables that have experienced a Realized Loss			$1,560.43

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	4.04%	307	$2,892,014.14
61-90 Days Delinquent	0.32%	22	$229,082.48
91-120 Days Delinquent	0.07%	4	$50,018.69
Over 120 Days Delinquent	0.96%	54	$683,743.35
Total Delinquent Receivables	5.39%	387	$3,854,858.66

Repossession Inventory:
Repossessed in the Current Collection Period		11	$152,386.41
Total Repossessed Inventory		16	$234,651.68

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5905%
Preceding Collection Period			0.6468%
Current Collection Period			0.6692%
Three Month Average			0.6355%

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	May 2017
Payment Date	6/15/2017
Transaction Month	49

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer